LHA Market StateTM Tactical Beta ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Description			Value
	EXCHANGE-TRADED FUNDS - 7.1%
8,496	ProShares Ultra S&P500			$624,201
4,103	SPDR S&P 500 ETF Trust			1,374,054
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,005,223)			1,998,255
	EXCHANGE-TRADED NOTES - 0.9%
10,217	iPath Series B S&P 500 VIX Short-Term Futures ETN (a)			254,403
	TOTAL EXCHANGE-TRADED NOTES (Cost $249,138)			254,403

Par		Effective Yield	Maturity	Value
	SHORT-TERM INVESTMENTS - 2.7%
	U.S. Treasury Obligations - 2.7%
750,000	U.S. Treasury Bill	0.12%	9/9/2021	749,125

	TOTAL SHORT-TERM INVESTMENTS (Cost $749,536)			749,125
	TOTAL INVESTMENTS - 10.7% (Cost $3,003,897)			3,001,783
	OTHER ASSETS IN EXCESS OF LIABILITIES - 89.3%			25,121,103
	NET ASSETS - 100.0%			$28,122,886

Percentages are stated as a percentage of net assets.
(a)	Non-income producing security.

Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,998,255	$-	$-	$1,998,255
Exchange-Traded Notes	254,403	-	-	254,403
Short-Term Investments	-	749,125	-	749,125
Total Investments in Securities	$2,252,658	$749,125	$-	$3,001,783
^ See Schedule of Investments for further disaggregation of investment categories.

For the period ended September 30, 2020, the Fund did not recognize any transfers to or from Level 3.